SHARE BASED PAYMENT LIABILITIES - Narrative (Details)	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common stock threshold for grants under share-based compensation	5.50%
Bottom of range | Performance Shares Units PSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Performance target, potential shares awarded as a percentage of shares granted	0.00%
Top of range | Performance Shares Units PSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance target, potential shares awarded as a percentage of shares granted	200.00%
LTIP | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common stock threshold for grants under share-based compensation	2.00%
LTIP | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common stock threshold for grants under share-based compensation	5.50%